UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23868

POPULAR U.S. GOVERNMENT MONEY MARKET FUND, LLC
Popular Center North Building, Second Level (Fine Arts),
209 Muñoz Rivera Avenue,
San Juan, Puerto Rico 00918

Angel M. Rivera, Principal Executive Officer
Popular Center North Building, Second Level (Fine Arts),
209 Muñoz Rivera Avenue,
San Juan, Puerto Rico 00918
(787) 754-4488

Date of fiscal year end: June 30

Date of reporting period: July 1, 2025 – December 31, 2025

ITEM 1. REPORT TO STOCKHOLDERS.

(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Popular U.S. Government Money Market Fund, LLC

MMTXX

: Class A Non-Withholding Shares

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Popular U.S. Government Money Market Fund, LLC (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.popularfunds.com/us-government-money-market-fund. You can also request this information by contacting us at (787) 758-7400.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Non-Withholding Shares	$30	0.58%

Maturity Weightings

(% total investments)

Value	Value
Daily	52.4%
Weekly (excludes Daily)	47.6%

Fund Statistics as of 12/31/2025

Total Net Assets	$1,330,489,107
# of Portfolio Holdings	8
Investment Advisory Fees (Net of fees waived)	$1,474,303

Top Holdings as of 12/31/2025

(% of total investments)

U.S. Treasury Bill 01/02/26	19.49%
Federal National Mortgage Association 01/07/26	18.16%
U.S. Treasury Bill 01/06/26	17.23%
Federal National Mortgage Association 01/05/26	14.65%
Federal National Mortgage Association 01/09/26	12.21%
U.S. Treasury Bill 01/08/26	8.18%
South Street Securities, Tri-Party Agreement thu BNY 01/02/26	7.49%
Federal Home Loan Bank Discount Notes 01/05/26	2.59%

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit https://www.popularfunds.com/us-government-money-market-fund.

Popular U.S. Government Money Market Fund, LLC

Class A Non-Withholding Shares

Semi-Annual Shareholder Report - December 31, 2025

241S-MMTXX-25

Popular U.S. Government Money Market Fund, LLC

MMYXX

: Class A Withholding Shares

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Popular U.S. Government Money Market Fund, LLC (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.popularfunds.com/us-government-money-market-fund. You can also request this information by contacting us at (787) 758-7400.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Withholding Shares	$30	0.58%

Maturity Weightings

(% total investments)

Value	Value
Daily	52.4%
Weekly (excludes Daily)	47.6%

Fund Statistics as of 12/31/2025

Total Net Assets	$1,330,489,107
# of Portfolio Holdings	8
Investment Advisory Fees (Net of fees waived)	$1,474,303

Top Holdings as of 12/31/2025

(% of total investments)

U.S. Treasury Bill 01/02/26	19.49%
Federal National Mortgage Association 01/07/26	18.16%
U.S. Treasury Bill 01/06/26	17.23%
Federal National Mortgage Association 01/05/26	14.65%
Federal National Mortgage Association 01/09/26	12.21%
U.S. Treasury Bill 01/08/26	8.18%
South Street Securities, Tri-Party Agreement thu BNY 01/02/26	7.49%
Federal Home Loan Bank Discount Notes 01/05/26	2.59%

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit https://www.popularfunds.com/us-government-money-market-fund.

Popular U.S. Government Money Market Fund, LLC

Class A Withholding Shares

Semi-Annual Shareholder Report - December 31, 2025

241S-MMYXX-25

Popular U.S. Government Money Market Fund, LLC

MMGXX

: Class I Institutional Non-Withholding Shares

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Popular U.S. Government Money Market Fund, LLC (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.popularfunds.com/us-government-money-market-fund. You can also request this information by contacting us at (787) 758-7400.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Institutional Non-Withholding Shares	$28	0.55%

Maturity Weightings

(% total investments)

Value	Value
Daily	52.4%
Weekly (excludes Daily)	47.6%

Fund Statistics as of 12/31/2025

Total Net Assets	$1,330,489,107
# of Portfolio Holdings	8
Investment Advisory Fees (Net of fees waived)	$1,474,303

Top Holdings as of 12/31/2025

(% of total investments)

U.S. Treasury Bill 01/02/26	19.49%
Federal National Mortgage Association 01/07/26	18.16%
U.S. Treasury Bill 01/06/26	17.23%
Federal National Mortgage Association 01/05/26	14.65%
Federal National Mortgage Association 01/09/26	12.21%
U.S. Treasury Bill 01/08/26	8.18%
South Street Securities, Tri-Party Agreement thu BNY 01/02/26	7.49%
Federal Home Loan Bank Discount Notes 01/05/26	2.59%

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit https://www.popularfunds.com/us-government-money-market-fund.

Popular U.S. Government Money Market Fund, LLC

Class I Institutional Non-Withholding Shares

Semi-Annual Shareholder Report - December 31, 2025

241S-MMGXX-25

Popular U.S. Government Money Market Fund, LLC

MMFXX

: Class I Institutional Withholding Shares

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Popular U.S. Government Money Market Fund, LLC (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.popularfunds.com/us-government-money-market-fund. You can also request this information by contacting us at (787) 758-7400.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference(1)	Costs paid as a percentage of a $10,000 investment
Class Institutional Withholding Shares	$36	0.72%
Footnote	Description
Footnote(1)	Annualized for periods less than one year.

Maturity Weightings

(% total investments)

Value	Value
Daily	52.4%
Weekly (excludes Daily)	47.6%

Fund Statistics as of 12/31/2025

Total Net Assets	$1,330,489,107
# of Portfolio Holdings	8
Investment Advisory Fees (Net of fees waived)	$1,474,303

Top Holdings as of 12/31/2025

(% of total investments)

U.S. Treasury Bill 01/02/26	19.49%
Federal National Mortgage Association 01/07/26	18.16%
U.S. Treasury Bill 01/06/26	17.23%
Federal National Mortgage Association 01/05/26	14.65%
Federal National Mortgage Association 01/09/26	12.21%
U.S. Treasury Bill 01/08/26	8.18%
South Street Securities, Tri-Party Agreement thu BNY 01/02/26	7.49%
Federal Home Loan Bank Discount Notes 01/05/26	2.59%

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit https://www.popularfunds.com/us-government-money-market-fund.

Popular U.S. Government Money Market Fund, LLC

Class I Institutional Withholding Shares

Semi-Annual Shareholder Report - December 31, 2025

241S-MMFXX-25

(b)                Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)                 Included as part of the financial statements filed under Item 7(a).

(b)                Not applicable.

ITEM 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Popular U.S. Government
Money Market Fund, LLC
Semi-Annual Financial Statements
& Other Information
December 31, 2025

Popular U.S. Government Money Market Fund, LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
December 31, 2025

See Notes to Financial Statements.
Principal Security Description Rate Maturity Value
U.S. Government & Agency Obligations - 92.8%
Discount Notes - 47.8%
$ 34,600,000 Federal Home Loan Bank Discount Notes
(a)
3.66%  01/05/26 $ 34,585,968
195,500,000 Federal National Mortgage Association
(a)
3.62  01/05/26 195,421,457
242,500,000 Federal National Mortgage Association
(a)
3.41  01/07/26 242,362,179
163,060,000 Federal National Mortgage Association
(a)
3.44  01/09/26 162,935,441
635,305,045
U.S. Treasury Securities - 45.0%
260,100,000 U.S. Treasury Bill
(a)
3.61  01/02/26 260,073,997
230,000,000 U.S. Treasury Bill
(a)
3.44  01/06/26 229,890,199
109,200,000 U.S. Treasury Bill
(a)
3.45  01/08/26 109,126,724
599,090,920
Total U.S. Government & Agency Obligations (Cost $1,234,395,965) 1,234,395,965
Repurchase Agreement - 7.5%
100,000,000 South Street Securities, Tri-Party Agreement through Bank of New
York, dated 12/31/25, due 01/02/26 in the amount of $100,020,556
(fully collateralized by U.S. Treasury Securities, 2.75% - 3.88%, due
04/30/27 - 03/15/28, valued at $102,021,036) (Cost $100,000,000) 3.70  01/02/26 100,000,000
Investments - 100.3% (Cost $1,334,395,965) $ 1,334,395,965
Other Assets & Liabilities, Net - (0.3)% (3,906,858)
Net Assets - 100.0% $ 1,330,489,107
(a) Zero coupon bond. Interest rate presented is yield to maturity.

Popular U.S. Government Money Market Fund, LLC
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
December 31, 2025

See Notes to Financial Statements.
DE
ASSETS
Investments, at value, at amortized cost $ 1,234,395,965
Repurchase agreements, at amortized cost 100,000,000
Total investments, at amortized cost $ 1,334,395,965
Cash 172,777
Receivables:
Interest 10,278
Prepaid expenses 35,316
Total Assets
1,334,614,336
LIABILITIES
Payables:
Distributions payable 3,440,318
Accrued Liabilities:
Investment Adviser fees 264,169
Trustees’ fees and expenses 4,174
Fund services fees 67,625
Other expenses 348,943
Total Liabilities
4,125,229
NET ASSETS
$ 1,330,489,107
COMPONENTS OF NET ASSETS
Paid-in capital $ 1,330,489,107
NET ASSETS
$ 1,330,489,107
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Class A Non-Withholding Shares 674,031,428
Class A Withholding Shares 633,950,147
Class I Institutional Non-Withholding Shares 15,484,974
Class I Institutional Withholding Shares 7,022,558
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Class A Non-Withholding Shares (based on net assets of $674,031,428) $ 1.00
Class A Withholding Shares (based on net assets of $633,950,147) $ 1.00
Class I Institutional Non-Withholding Shares (based on net assets of $15,484,974) $ 1.00
Class I Institutional Withholding Shares (based on net assets of $7,022,558) $ 1.00

Popular U.S. Government Money Market Fund, LLC
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2025

See Notes to Financial Statements.
INVESTMENT INCOME
Interest income $ 24,722,181
Total Investment Income
24,722,181
EXPENSES
Investment Adviser fees 1,527,025
Fund services fees 366,317
Transfer agent fees:
Class A Non-Withholding Shares 10,284
Class A Withholding Shares 11,029
Class I Institutional Non-Withholding Shares 9,273
Class I Institutional Withholding Shares 11,771
Distribution fees:
Class A Non-Withholding Shares 805,701
Class A Withholding Shares 695,770
Custodian fees 11,046
Registration fees:
Class A Non-Withholding Shares 3,941
Class A Withholding Shares 1,322
Class I Institutional Non-Withholding Shares (589)
Class I Institutional Withholding Shares 1,142
Professional fees 132,470
Trustees' fees and expenses 7,215
Investment Adviser expense reimbursements recouped
9,372
Other expenses 92,887
Total Expenses 3,695,976
Fees waived
(146,642)
Net Expenses
3,549,334
NET INVESTMENT INCOME
21,172,847
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 21,172,847

Popular U.S. Government Money Market Fund, LLC
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Six
Months
Ended
December 31, 2025
(Unaudited)
For the Year
Ended
June 30, 2025
OPERATIONS
Net investment income $ 21,172,847 $ 25,615,802
Increase in Net Assets Resulting from Operations
21,172,847 25,615,802
DISTRIBUTIONS TO SHAREHOLDERS
Class A Non-Withholding Shares (11,193,694) (12,165,760)
Class A Withholding Shares (9,626,240) (12,766,969)
Class I Institutional Non-Withholding Shares (264,367) (555,927)
Class I Institutional Withholding Shares (88,546) (127,146)
Total Distributions Paid
(21,172,847) (25,615,802)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Class A Non-Withholding Shares 1,033,949,414 1,808,885,562
Class A Withholding Shares 962,646,836 1,355,108,199
Class I Institutional Non-Withholding Shares 38,581,543 110,249,614
Class I Institutional Withholding Shares 27,532,165 31,604,626
Reinvestment of distributions:
Class A Non-Withholding Shares 10,981,989 10,684,684
Class A Withholding Shares 9,205,884 11,670,512
Class I Institutional Non-Withholding Shares 268,749 506,124
Class I Institutional Withholding Shares 82,365 116,897
Redemption of shares:
Class A Non-Withholding Shares
(898,781,048) (1,305,096,447)
Class A Withholding Shares
(772,945,775) (1,144,208,411)
Class I Institutional Non-Withholding Shares
(39,670,049) (94,551,150)
Class I Institutional Withholding Shares
(24,218,189) (28,095,306)
Increase in Net Assets from Capital Share Transactions
347,633,884 756,874,904
Increase in Net Assets
347,633,884 756,874,904
NET ASSETS
Beginning of Period
982,855,223 225,980,319
End of Period
$ 1,330,489,107 $ 982,855,223
SHARE TRANSACTIONS
Sale of shares:
Class A Non-Withholding Shares 1,033,949,414 1,808,885,562
Class A Withholding Shares 962,646,836 1,355,108,199
Class I Institutional Non-Withholding Shares 38,581,543 110,249,614
Class I Institutional Withholding Shares 27,532,165 31,604,626
Reinvestment of distributions:
Class A Non-Withholding Shares 10,981,989 10,684,684
Class A Withholding Shares 9,205,884 11,670,512
Class I Institutional Non-Withholding Shares 268,749 506,124
Class I Institutional Withholding Shares 82,365 116,897
Redemption of shares:
Class A Non-Withholding Shares
(898,781,048) (1,305,096,447)
Class A Withholding Shares
(772,945,775) (1,144,208,411)
Class I Institutional Non-Withholding Shares
(39,670,049) (94,551,150)
Class I Institutional Withholding Shares
(24,218,189) (28,095,306)
Increase in Shares
347,633,884 756,874,904

Popular U.S. Government Money Market Fund, LLC
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout the period.
SS
For the Six
Months Ended
December
31, 2025
(Unaudited)
For the Year
Ended
June 30, 2025
June 25, 2024 (a)
Through
June 30, 2024
CLASS A NON-WITHHOLDING SHARES
NET ASSET VALUE, Beginning of Period
$ 1.00 $ 1.00 $ 1.00
INVESTMENT OPERATIONS
Net investment income (b) 0.02 0.04 0.00(c)
Total from Investment Operations
0.02 0.04 0.00
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.02) (0.04) (0.00)(c)
Total Distributions to Shareholders
(0.02) (0.04) (0.00)
NET ASSET VALUE, End of Period
$ 1.00 $ 1.00 $ 1.00
TOTAL RETURN
1.77%(d) 3.89% 0.07%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 674,031 $ 527,881 $ 13,407
Ratios to Average Net Assets:
Net investment income 3.48%(e) 3.71% 4.06%(e)
Net expenses 0.58%(e) 0.72% 1.00%(e)
Gross expenses (f) 0.61%(e) 0.74% 7.71%(e)
(a) Commencement of operations of the Class A Non-Withholding Shares.
(b) Calculated based on average shares outstanding during the period.
(c) Less than $0.01 per share.
(d) Not annualized.
(e) Annualized.
(f) Reflects the expense ratio excluding any waivers and/or reimbursements.

Popular U.S. Government Money Market Fund, LLC
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout the period.
For the Six
Months Ended
December
31, 2025
(Unaudited)
For the Year
Ended
June 30, 2025
June 24, 2024 (a)
Through
June 30, 2024
CLASS A WITHHOLDING SHARES
NET ASSET VALUE, Beginning of Period
$ 1.00 $ 1.00 $ 1.00
INVESTMENT OPERATIONS
Net investment income (b) 0.02 0.04 0.00(c)
Total from Investment Operations
0.02 0.04 0.00
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.02) (0.04) (0.00)(c)
Total Distributions to Shareholders
(0.02) (0.04) (0.00)
NET ASSET VALUE, End of Period
$ 1.00 $ 1.00 $ 1.00
TOTAL RETURN
1.77%(d) 3.85% 0.08%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 633,950 $ 435,043 $ 212,473
Ratios to Average Net Assets:
Net investment income 3.47%(e) 3.74% 4.04%(e)
Net expenses 0.58%(e) 0.79% 1.00%(e)
Gross expenses (f) 0.61%(e) 0.81% 6.73%(e)
(a) Commencement of operations of the Class A Withholding Shares.
(b) Calculated based on average shares outstanding during the period.
(c) Less than $0.01 per share.
(d) Not annualized.
(e) Annualized.
(f) Reflects the expense ratio excluding any waivers and/or reimbursements.

Popular U.S. Government Money Market Fund, LLC
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout the period.
For the Six
Months Ended
December
31, 2025
(Unaudited)
For the Year
Ended
June 30, 2025
May 20, 2024 (a)
Through
June 30, 2024
CLASS I INSTITUTIONAL NON-WITHHOLDING SHARES
NET ASSET VALUE, Beginning of Period
$ 1.00 $ 1.00 $ 1.00
INVESTMENT OPERATIONS
Net investment income (b) 0.02 0.04 0.00(c)
Total from Investment Operations
0.02 0.04 0.00
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.02) (0.04) (0.00)(c)
Total Distributions to Shareholders
(0.02) (0.04) (0.00)
NET ASSET VALUE, End of Period
$ 1.00 $ 1.00 $ 1.00
TOTAL RETURN
1.78%(d) 3.90% 0.49%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 15,485 $ 16,305 $ 100
Ratios to Average Net Assets:
Net investment income 3.51%(e) 3.77% 4.30%(e)
Net expenses 0.55%(e) 0.73% 1.00%(e)
Gross expenses (f) 0.61%(e) 0.79% 919.62%(e)
(a) Commencement of operations of the Class I Institutional Non-Withholding Shares.
(b) Calculated based on average shares outstanding during the period.
(c) Less than $0.01 per share.
(d) Not annualized.
(e) Annualized.
(f) Reflects the expense ratio excluding any waivers and/or reimbursements.

Popular U.S. Government Money Market Fund, LLC
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout the period.
For the Six
Months Ended
December
31, 2025
(Unaudited)
July 17, 2024 (a)
Through
June 30, 2025
CLASS I INSTITUTIONAL WITHHOLDING SHARES
NET ASSET VALUE, Beginning of Period
$ 1.00 $ 1.00
INVESTMENT OPERATIONS
Net investment income (b) 0.04 0.04
Total from Investment Operations
0.04 0.04
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.02) (0.04)
Total Distributions to Shareholders
(0.02) (0.04)
NET ASSET VALUE, End of Period
$ 1.00 $ 1.00
TOTAL RETURN
1.69%(c) 3.60%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 7,023 $ 3,626
Ratios to Average Net Assets:
Net investment income 3.32%(d) 3.62%(d)
Net expenses 0.72%(d) 0.83%(d)
Gross expenses (e) 0.88%(d)) 1.01%(d)
(a) Commencement of operations of the Class I Institutional Withholding Shares.
(b) Calculated based on average shares outstanding during the period.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

Popular U.S. Government Money Market Fund, LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
December 31, 2025

Note 1. Organization
Popular U.S. Government Money Market Fund, LLC (the “Fund” or the “Registrant”) is a Puerto Rico limited liability company and is treated as a foreign corporation for U.S. federal income tax purposes under Part I of Subchapter M of Chapter I of the
Internal Revenue Code of 1986, as amended, (the “U.S. Code”) commencing with its taxable year ending June 30, 2024. The Fund is organized as a continuously offered, diversified, open-end management investment company registered under the Investment
Company Act of 1940, as amended (the “Act”). The Fund was organized under the laws of Puerto Rico on August 17, 2022. The
Fund operates in a manner that will cause it to be exempt from Puerto Rico income and municipal license tax under the Puerto Rico
Internal Revenue Code of 2011, as amended (the “PR Code”), and the Puerto Rico Municipal Code, as amended (the “Municipal
Code”), as a registered investment company. The Fund’s investment objective is to seek to provide current income consistent with preservation of capital and liquidity. Under its Third Amended and Restated Limited Liability Company Agreement, the Fund is
authorized to issue an unlimited number of shares of beneficial interest without par value. The Fund’s first registration statement became effective on May 1, 2024 (commencement of operations). The Fund currently offers Class A Withholding Shares, Class A
Non-Withholding Shares, Class I Institutional Withholding Shares, and Class I Institutional Non-Withholding Shares. Each share class represents an ownership interest in the same investment portfolio of securities. Class I-Institutional Non-Withholding Shares,
Class A Withholding Shares, Class A Non-Withholding Shares and Class I Institutional Withholding Shares commenced operations on May 20, 2024, June 24, 2024, June 25, 2024 and July 17, 2024, respectively.
The Fund operates as a “government money market fund,” as defined in Rule 2a-7 under the Act. As a government money market fund, the Fund: (1) is permitted to use the amortized cost method of valuation to seek to maintain a $1.00 share price, and (2) must invest at least 99.5% of its total assets in cash, “government securities” (as defined in Rule 2a-7) and/or repurchase agreements that are “collateralized fully” (i.e., backed by cash or government securities).
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of income and expenses in net assets from operations during the period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Fair Value Measurements
Under GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability.
GAAP establishes a fair value hierarchy that prioritizes the inputs and valuation techniques used to measure fair value into three levels in order to increase consistency and comparability in fair value measurements and disclosures. The classification of assets and liabilities within the hierarchy is based on whether the inputs to the valuation methodology used for the fair value measurement are observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources. Unobservable inputs reflect the Fund’s estimates about assumptions that market participants would use in pricing the asset or liability based on the best information available.
The hierarchy is broken down into three levels based on the reliability of inputs as follows:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date. Valuation of these instruments does not need a significant degree of judgment since valuations are based on quoted prices that are readily available in an active market.

Popular U.S. Government Money Market Fund, LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
December 31, 2025

Level 2 – Quoted prices other than those included in Level 1 that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or that can be corroborated by observable market data for substantially the full term of the financial instrument.
Level 3 – Unobservable inputs are significant to the fair value measurement. Unobservable inputs reflect the Fund’s own assumptions about assumptions that market participants would use in pricing the asset or liability.
The Fund maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Fair value is based upon quoted market prices when available. If listed prices or quotes are not available, the Fund employs internally‐developed models that primarily use market‐based inputs including yield curves, interest rates, volatilities, and credit curves, among others. Valuation adjustments are limited to those necessary to ensure that the financial instrument’s fair value is adequately representative of the price that would be received or paid in the marketplace. These adjustments include amounts that reflect counterparty credit quality, constraints on liquidity, and unobservable parameters that are applied consistently.
The estimated fair value may be subjective in nature and may involve uncertainties and matters of significant judgment for certain financial instruments. Changes in the underlying assumptions used in calculating fair value could significantly affect the results. In addition, the fair value estimates are based on outstanding balances without attempting to estimate the value of anticipated future business. Therefore, the estimated fair value may materially differ from the value that could actually be realized on a sale.
On August 4, 2022, the Board of Directors of the Fund appointed Popular Asset Management LLC, a subsidiary of Popular, Inc., as the Fund’s valuation designee within the meaning of 1940 Act Rule 2a-5 (the “Valuation Designee”). The Valuation Designee
is responsible for overseeing and implementing the procedures and functions related to the valuation of portfolio securities for the purpose of determining the net asset value of the Fund. In addition, the Valuation Designee is responsible for determining:
-The fair valuation of all securities for which no price or value is available at the time the Fund’s net asset value is calculated on a particular day.
-The fair valuation of portfolio instruments for which the prices or values available do not, in the judgment of the investment adviser, represent the fair valuation of such portfolio instruments.
Securities are valued at amortized cost, which approximates market value. This method of valuation is designed to enable the Fund to price its shares at $1.00 per share. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.
In valuing the Fund’s assets as of December 31, 2025, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
Puerto Rico Taxation of the Fund
Income Taxes. The Fund should be exempt from Puerto Rico income tax for a taxable year if it distributes to its shareholders at least
90% of its net income for the taxable year within the time period provided by the PR Code (the “90% Distribution Requirement”).
In determining its net income for purposes of the 90% Distribution Requirement, the Fund shall not take into account capital gains and losses and certain items of income (including interest) that are exempt from taxation under the PR Code. The Fund intends to meet the 90% Distribution Requirement to be exempt from Puerto Rico income tax.
Property Taxes. Under the provisions of the Municipal Code, the Fund will be subject to property taxes. However, property of the
Fund that consists of repurchase agreements, obligations of the Government of Puerto Rico or the U.S. Government and stocks of domestic or foreign corporations are exempt from property taxes imposed by the Municipal Code.
Municipal License Taxes. Under Act 93-2013, Puerto Rico registered investment companies are exempt from the municipal license tax imposed by the Puerto Rico municipalities. Pursuant to Article 1.007 of the Municipal Code, Puerto Rico municipalities have the authority to impose taxes that are not incompatible with the taxes imposed by the Commonwealth of Puerto Rico. The municipality

Popular U.S. Government Money Market Fund, LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
December 31, 2025

of San Juan may disagree with the holding of PR Treasury Determination 19-04 and refuse to treat the Fund as a registered investment company under Act 93-2013, causing the imposition of municipal license taxes of 1.5% on the gross revenues of the
Fund.
United States Taxation of the Fund
Income Taxes. For purposes of the U.S. Code, the Fund is treated as a foreign corporation. Based on certain representations made by the Fund, the Fund should not be treated as engaged in a trade or business with the United States for purposes of the Code. The
Fund is not expected to be engaged in a U.S. trade or business for U.S. federal income tax purposes. As a foreign corporation not engaged in a U.S. trade or business, the Fund should generally not be subject to U.S. federal income tax on gains derived from the sale or exchange of personal property or any other income from sources outside the U.S. However, if it is determined that the Fund is engaged in a trade or business within the United States for purposes of the U.S. Code, and the Fund has taxable income that is effectively connected with such U.S. trade or business, the Fund will be subject to the regular U.S. corporate income tax on its effectively connected taxable income, and possibly to a 30% branch profits tax and state and local taxes as well.
Interest received by the Fund from U.S. sources on certain registered obligations (“Portfolio Interest”) and gains derived by the
Fund from the sale or exchange of personal property (other than a “United States Real Property Interest”, as such term is defined in the U.S. Code) are not subject to U.S. federal income tax. It is the intent of the Fund’s management to derive only U.S. source interest income considered to be Portfolio Interest with respect to its investments in U.S. fixed-income securities. Moreover, as a foreign corporation not engaged in trade or business in the U.S., the Fund should only be subject to U.S. federal income taxation if it realizes certain items of U.S. source income of a fixed or determinable annual or periodic nature, in which case the Fund should be subject to withholding of U.S. federal income tax at a 30% rate on certain types of U.S. source income. Dividends from sources within the United States may qualify for a reduced 10% rate if certain conditions are met.
U.S. Foreign Account Tax Compliance Act (“FATCA”). The U.S. Internal Revenue Code imposes a 30% withholding tax upon most payments of U.S. source income made to certain “foreign financial institutions” or “non-financial foreign entities” (including
“non-financial foreign territory entities”), unless certain certification and reporting requirements are satisfied. Payments on certain grandfathered obligations are not subject to the referenced 30% withholding. The IRS has released proposed regulations, which taxpayers may rely on, that eliminate the withholding tax under FATCA on payments of proceeds from the sale of property that could give rise U.S. source interest or dividends.
Regulations issued by the U.S. Department of the Treasury and the IRS (the “FATCA Regulations”) treat the Fund as a “territory non-financial foreign entity.” Under this classification, the Fund could be required to provide to the payors of such income (except with respect to certain grandfathered obligations) certain information with respect to its investors. The payors, in turn, would be required to disclose such information to the IRS. Under the FATCA Regulations, the Fund would not have to provide the required information if it is wholly owned directly or indirectly by investors who are individual bona fide residents of Puerto Rico for purposes of Section 933 of the U.S. Code, otherwise it will have to provide the information with respect to direct and indirect substantial U.S. owners of the Fund. However, the Fund has elected to register as a direct reporting non-financial foreign entity, and as such, it is required to provide such information directly to the IRS by filing Form 8966 with the IRS.
If the Fund is unable to obtain such information from any such investor or otherwise fails or is unable to comply with the requirements of the U.S. Code, the FATCA Regulations or any other implementing rules, certain payments to the Fund may be subject to a 30%
withholding tax. By making an investment in the Fund, each investor agrees to provide all information and certifications necessary to enable the Fund to comply with these requirements.  To ensure that the investors that acquire shares after the date hereof will have the obligation to timely provide the Fund the information required to comply with the U.S. Code, by making an investment in shares, each investor agrees to provide all information and certifications necessary to enable the Fund to comply with these requirements and authorizes the Fund to redeem the shares of any investor that fails to timely provide such information or certifications. In addition, any investor that fails to timely provide the requested information or certifications will be required to indemnify the Fund for the entirety of the 30% percent tax withheld on all of the Fund’s income as a result of such investor’s failure to provide the information.
Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and paid monthly. The
Fund will distribute net realized capital gains (including net short-term capital gains), if any, at least annually; however, the Fund does not expect to realize any long-term capital gains and losses.

Popular U.S. Government Money Market Fund, LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
December 31, 2025

Allocation of Income, Fund-level Expenses, and Realized and Unrealized Gains or Losses – The Fund uses the fair value of shares outstanding method for allocating income, fund‐level expenses, and realized gains or losses. Under this method, each class of shares participates based on the total net asset value of its shares in proportion to the total net assets of the Fund. Class‐level expenses are charged directly to the individual classes to which they relate.
Other – Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains and losses on security transactions are determined on the identified cost method. Premiums and discounts on securities purchased are amortized over the life or the expected life of the respective securities using the straight line method and are included in interest income. Interest income is accrued daily except when collection is not expected.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on industry experience, the risk of loss from such claims is considered remote.
Repurchase Agreements – The Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which the
Fund purchases securities and simultaneously commits to resell the securities to the original seller (as described below) at an agreed upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Such original seller may be (a) a broker-dealer or other financial institution or (b) a member bank of the Federal Reserve System or a securities dealer who is a member of a national securities exchange or is a market maker in U.S. Government securities. Repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, so that the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. Repurchase agreement collateral may be held in segregated accounts maintained by an unaffiliated third-party custodian. The Fund’s repurchase agreements are not subject to master netting agreements.
Segment Reporting – The Fund’s President acts as the Fund’s chief operating decision maker (“CODM”), as defined in Topic
280, assessing performance and making decisions about resource allocation. The CODM has determined that that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund's investment objective and principal investment strategies, as described in its prospectus, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the
Adviser. The Financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.
Note 3. Advisory Fees, Servicing Fees and Other Transactions
Investment Adviser – Popular Asset Management LLC (the “Adviser”), is the Fund’s investment adviser. The Adviser receives an advisory fee at an annual rate equal to 0.25% of the Fund’s average annual daily net assets. The Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) exceed 1.00% of the average daily net assets of a class of the Fund. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded. Any repayment by the Fund to the Adviser will not cause the Fund’s expenses to exceed (i) the expense limitation at the time the fees are waived and (ii) the expense limitation in effect at the time of such reimbursement. The expense limitation shall be in effect until at least December 31, 2026. The Adviser voluntarily agreed to waive a portion of its advisory fee equal to an annual rate of 0.20% of the Fund’s net assets exceeding $1 billion and less than $1.5 billion and equal to an annual rate of 0.15% of the Fund’s net assets exceeding $1.5 billion. This voluntary waiver is separate from, and in addition to the Adviser’s contractual expense waiver/reimbursement arrangement. The Adviser may waive additional fees at any time. These voluntary waivers are not eligible for recoupment. Other service providers have voluntarily agreed to waive a portion of their fees. Other waivers are not eligible for recoupment. For the period ended December 31, 2025, fees waived and expenses reimbursed by the Adviser were as follows:

Popular U.S. Government Money Market Fund, LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
December 31, 2025

For the period ended December 31, 2025, the Adviser recouped $9,372 as reflected on the accompanying Statement of Operations.
As of December 31, 2025, the Fund had $72,641 in total expenses, that were waived during the fiscal year ended June 30, 2024, that are subject to recapture by the Adviser through the fiscal year ending June 30, 2027.
Distribution – Popular Securities, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is a wholly-owned subsidiary of Popular, Inc., the parent company of the Adviser. The Adviser may, but is not obligated to, make a payment to the
Distributor for its service as Distributor to the Fund out of the Adviser’s advisory fee or other resources of the Adviser, The Distributor is not affiliated with Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund
Services) (“Apex”) or their affiliates. The Fund has adopted a Distribution (12b-1) Plan (the “Plan”) for Class A Withholding Shares
and Class A Non-Withholding Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/
or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of the Class A Withholding Shares and Class A Non-Withholding Shares.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the
Fund. Apex also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to a services agreement between the Fund and Apex, the Fund pays Apex customary fees for its services.
Directors and Officers – No officer, director or employee of the Adviser or of any affiliate thereof receives any compensation from the Fund for serving as an officer or director of the Fund. The Fund will pay each director who is not an officer, director or employee of the Adviser or an affiliate thereof a fee of $1,000 per meeting attended, together with such director’s actual travel and out-of-pocket expenses relating to attendance at meetings. The three independent directors of the Fund also serve on the Fund’s audit committee and are paid based upon an agreed fee of $1,000 per committee meeting.
Note 4. Risks and Uncertainties
Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates.
Interest rate risk is the risk that interest rates will rise so that the value of the Fund’s investments will fall. The Fund’s yield will tend to lag behind changes in prevailing short‐term interest rates. In addition, during periods of rising interest rates, the average life of certain types of securities may be extended because of the right of the issuer to defer payments or make slower than expected principal payments. This may lock‐in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full), and reduce the value of the security. This is known as extension risk, which the Fund is also subject to.
Conversely, during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled in order to refinance at lower interest rates, forcing the Fund to reinvest in lower yielding securities. This is known as prepayment risk, which the Fund is also subject to.
The Fund may engage in repurchase agreements, which are transactions in which the Fund sells a security to a counterparty and agrees to buy it back at a specified time and price in a specified currency. Repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver the securities when the Fund seeks to repurchase them and may be unable to replace the securities or only at a higher cost.
Investment Adviser
Fees Waived
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived
and Expenses
Reimbursed
$52,722 $– $93,920 $146,642

Popular U.S. Government Money Market Fund, LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
December 31, 2025

The Fund’s investments are classified as eligible securities according to Rule 2a-7, and their credit risks have been determined to be minimal by the Adviser.
Note 5. Federal Tax Information
The tax character of distributions reported on the Statement of Changes in Net Assets for the period ended June 30, 2024 and year ended June 30, 2025 were as follows:
As of June 30, 2025, there were no distributable earnings on a tax basis.
Note 6. Subsequent Events
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and had determined that no additional items require adjustment to or disclosure in the financial statements.
2025 2024
Ordinary Income $25,615,802 $169,015

Popular U.S. Government Money Market Fund, LLC
OTHER INFORMATION (UNAUDITED)
December 31, 2025

Change in and Disagreements with Accountants (Item 8 of Form N-CSR)
Not applicable.
Proxy Disclosure (Item 9 of Form N-CSR)
Not applicable.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7a.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable.

Investment Adviser
Popular Asset Management LLC
209 Muñoz Rivera Avenue
Popular Center North Tower, 4th Floor
San Juan, Puerto Rico 00918
Administrator & Fund Management
Apex Fund Services
190 Middle Street, Suite 101
Portland, ME 04101
Custodian
JPMorgan Chase Bank, N.A.
383 Madison Avenue
New York, NY 10017
Legal Counsel
Pietrantoni Méndez & Alvarez LLC
208 Ponce de León Avenue, Floor 19
San Juan, Puerto Rico 00918
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199
Independent Registered
Public Accountant
Ernst & Young, LLP
Parque las Americas 1
235 Calle Federico Costa, Suite 410
San Juan, Puerto Rico 00918
Directors & Officers
Jorge I. Vallejo
Director
Carlos A. Pérez
Director
Miguel R. Venta
Director
Angel M. Rivera
President
James Gallo
Treasurer
Antonio J. Santos
Secretary
Remember that shares of the Fund:
Are not bank deposits and are not insured by the FDIC or any other governmental agency. Are not obligations of or guaranteed by Banco Popular de Puerto Rico or any other bank. Are subject to investment risks, including possible loss of the principal amount invested.

(b)           Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Annual Financial Statements and Other Information under Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Registrant does not accept nominees to the Board of Directors from shareholders.

ITEM 16. CONTROLS AND PROCEDURES

(a)           The Principal Executive Officer and the Principal Financial Officer, in their capacities as principal executive officer and principal financial officer of the registrant, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1)  Not applicable.

(a)(2)  Not applicable.

(a)(3)  Certifications pursuant to Rule 30a-2(a) and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

(a)(4)  Not applicable.

(a)(5) Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Popular U.S. Government Money Market Fund

By	/s/ Angel M. Rivera
Angel M. Rivera, President

Date	February 12, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Angel M. Rivera
Angel M. Rivera, President

Date	February 12, 2026

By	/s/ James Gallo
James Gallo, Treasurer

Date	February 12, 2026